Subsequent Events	6 Months Ended
Sep. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
18.	SUBSEQUENT EVENTS

The Company has performed an evaluation of subsequent events through the date of the consolidated financial statements which were issued, and determined that no other events that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.

On October 15, 2024, the Company registered 2,200,000 Class A ordinary shares issuable pursuant to the 2024 Performance Incentive Plan.